Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees - Insurance and Annuitization Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Amount at Risk by Product and Guarantee [Line Items]
Liability	$ 1,370	$ 1,418	$ 1,283
Insurance benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Liability	943	940
Net amount at risk	$ 18,506	$ 19,483
Weighted average attained age	64 years	63 years 6 months
Account balance adjustments
Net Amount at Risk by Product and Guarantee [Line Items]
Liability	$ 141	$ 134